NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
NON-CONTROLLING INTERESTS.
NON-CONTROLLING INTERESTS

20.  NON-CONTROLLING INTERESTS

The details of non-controlling interests are as follow:

	2017	2018
Non-controlling interests in net assets of subsidiaries:
Telkomsel	18,891	17,770
GSD	186	212
Metra	115	174
TII	172	111
Total	19,364	18,267

	2016	2017	2018
Non-controlling interests in net income (loss) of subsidiaries:
Telkomsel	9,863	10,632	8,899
Metra	(39)	(83)	11
TII	(3)	6	7
GSD	(5)	(5)	(8)
Total	9,816	10,550	8,909

Material partly-owned subsidiary

As of December 31, 2017 and 2018, the non-controlling interest holds 35% ownership interest in Telkomsel which is considered material to the Company (Note 1d).

The summarized financial information of Telkomsel below is provided based on amounts before elimination of intercompany balances and transactions.

Summarized statements of financial position

	2017	2018
Current assets	21,098	20,089
Non-current assets	64,499	62,130
Current liabilities	(23,031)	(20,775)
Non-current liabilities	(8,587)	(10,667)
Total equity	53,979	50,777
Attributable to:
Equity holders of parent company	35,088	33,007
Non-controlling interest	18,891	17,770

Summarized statements of profit or loss and other comprehensive income

	2016	2017	2018
Revenues	86,725	93,217	89,258
Operating expenses	(49,765)	(53,198)	(55,408)
Other income – net	483	380	124
Profit before income tax	37,443	40,399	33,974
Income tax expense – net	(9,263)	(10,018)	(8,546)
Profit for the year from continuing operations	28,180	30,381	25,428
Other comprehensive income net	(222)	(392)	356
Net comprehensive income for the year	27,958	29,989	25,784
Profit for the year attributable to non-controlling interest	9,863	10,632	8,899
Dividend paid to non-controlling interest	7,036	12,334	10,105

Summarized statements of cash flows

	2016	2017	2018
Operating activities	42,827	39,564	36,848
Investing activities	(12,794)	(13,984)	(16,095)
Financing activities	(24,132)	(34,720)	(24,867)
Net (decrease) increase in cash and cash equivalents	5,901	(9,140)	(4,114)